UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2010

Date of reporting period: November 30, 2009

Item 1. Schedule of Investments.

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 128.0%
MONEY MARKET FUNDS - 128.0%
1,970,182	Fidelity Institutional Government Portfolio, 0.07%	$1,970,182
1,702,907	Fidelity Institutional Money Market Portfolio, 0.22%	1,702,907
1,970,182	Goldman Sachs Financial Square Federal Fund, 0.02%	1,970,182
11,210,605	Goldman Sachs Financial Square Government Fund, 0.05%(a)	11,210,605
1,970,182	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,970,182
	TOTAL SHORT TERM INVESTMENTS (Cost $18,824,058)	$18,824,058

	TOTAL INVESTMENTS (Cost $18,824,058) - 128.0%	$18,824,058
	Liabilities in Excess of Other Assets - (28.0)%	(4,121,683)
	TOTAL NET ASSETS - 100.0%	$14,702,375

Percentages are stated as a percent of net assets.
(a) $6,240,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital LLC	NYSE Current 10 Year U.S. Treasury Index	29,305	$ 29,001,702	1/31/2011	$ (524,179)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 87.9%
MONEY MARKET FUNDS - 87.9%
3,092,938	Fidelity Institutional Government Portfolio, 0.07%	$3,092,938
3,092,938	Fidelity Institutional Money Market Portfolio, 0.22%	3,092,938
3,092,938	Goldman Sachs Financial Square Federal Fund, 0.02%	3,092,938
13,743,432	Goldman Sachs Financial Square Government Fund, 0.05%(a)	13,743,432
3,092,938	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	3,092,938
	TOTAL SHORT TERM INVESTMENTS (Cost $26,115,184)	$26,115,184

	TOTAL INVESTMENTS (Cost $26,115,184) - 87.9%	$26,115,184
	Other Assets in Excess of Liabilities - 12.1%	3,582,956
	TOTAL NET ASSETS - 100.0%	$29,698,140

Percentages are stated as a percent of net assets.
(a) $7,650,000 of this security is held as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital LLC	NYSE Current 10 Year U.S. Treasury Index	58,855	$ 58,411,448	1/31/2011	$ 821,466

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 77.3%
MONEY MARKET FUNDS - 77.3%
1,429,347	Fidelity Institutional Government Portfolio, 0.07%	$1,429,347
1,429,347	Fidelity Institutional Money Market Portfolio, 0.22%	1,429,347
1,429,347	Goldman Sachs Financial Square Federal Fund, 0.02%	1,429,347
4,323,200	Goldman Sachs Financial Square Government Fund, 0.05%(a)	4,323,200
1,429,347	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,429,347
	TOTAL SHORT TERM INVESTMENTS (Cost $10,040,588)	$10,040,588

	Total Investments (Cost $10,040,588) - 77.3%	$10,040,588
	Other Assets in Excess of Liabilities - 22.7%	2,952,153
	TOTAL NET ASSETS - 100.0%	$12,992,741

Percentages are stated as a percent of net assets.
(a) $4,290,000 of this security is held as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	594,200	$ 27,131,180	2/7/2011	$ (1,149,174)

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 99.2%
MONEY MARKET FUNDS - 99.2%
1,742,801	Fidelity Institutional Government Portfolio, 0.07%	$1,742,801
1,742,801	Fidelity Institutional Money Market Portfolio, 0.22%	1,742,801
1,742,801	Goldman Sachs Financial Square Federal Fund, 0.02%	1,742,801
18,920,210	Goldman Sachs Financial Square Government Fund, 0.05%	18,920,210
1,742,801	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,742,801
	TOTAL SHORT TERM INVESTMENTS (Cost $25,891,414)	$25,891,414

	TOTAL INVESTMENTS (Cost $25,891,414) - 99.2%	$25,891,414
	Other Assets in Excess of Liabilities - 0.8%	203,237
	TOTAL NET ASSETS - 100.0%	$26,094,651

Percentages are stated as a percent of net assets.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	210	$151,165	11/9/2010	$6,772
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	56,355	42,488,002	11/16/2010	(81,614)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	300	229,519	11/19/2010	(3,772)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	420	317,529	11/22/2010	(1,500)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	305	225,809	11/23/2010	3,709
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	375	270,414	11/29/2010	11,639
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	160	117,665	12/6/2010	2,666
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,050	2,310,258	12/10/2010	(16,464)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,390	1,807,415	12/13/2010	(9,927)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	200	154,327	12/16/2010	(3,962)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	305	234,854	12/20/2010	(5,586)
Merrill Lynch	Morgan Stanley Commodity Related Equity Index	5,350	4,020,858	12/27/2010	(965)
		69,420	$52,327,815		$(99,004)

Direxion Monthly Developed Markets Bear 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -80.9%
MONEY MARKET FUNDS - 80.9%
89,262	Fidelity Institutional Government Portfolio, 0.07%	$89,262
89,262	Fidelity Institutional Money Market Portfolio, 0.22%	89,262
89,261	Goldman Sachs Financial Square Federal Fund, 0.02%	89,261
460,775	Goldman Sachs Financial Square Government Fund, 0.05% (a)	460,775
89,261	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	89,261
	TOTAL SHORT TERM INVESTMENTS (Cost $817,821)	$817,821

	TOTAL INVESTMENTS (Cost $817,821) - 80.9%	$817,821
	Other Assets in Excess of Liabilities - 19.1%	192,829
	TOTAL NET ASSETS - 100.0%	$1,010,650

Percentages are stated as a percent of net assets.
(a) $200,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	36,450	$ 2,040,661	1/10/2011	$ 20,631

Direxion Monthly Developed Markets Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -115.9%
MONEY MARKET FUNDS - 115.9%
711,751	Fidelity Institutional Government Portfolio, 0.07%	$711,751
712,005	Fidelity Institutional Money Market Portfolio, 0.22%	712,005
711,750	Goldman Sachs Financial Square Federal Fund, 0.02%	711,750
3,212,321	Goldman Sachs Financial Square Government Fund, 0.05% (a)	3,212,321
711,750	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	711,750
	TOTAL SHORT TERM INVESTMENTS (Cost $6,059,577)	$6,059,577

	TOTAL INVESTMENTS (Cost $6,059,577) - 115.9%	$6,059,577
	Other Liabilities in Excess of Assets - (15.9)%	(830,277)
	TOTAL NET ASSETS - 100.0%	$5,229,300

Percentages are stated as a percent of net assets.
(a) $1,350,000 of this security is held as collateral for swap contracts.

Direxion Monthly Developed Markets Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	188,700	$ 10,567,833	2/25/2011	$ (112,346)

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 68.5%
MONEY MARKET FUNDS - 68.5%
120,456	Fidelity Institutional Government Portfolio, 0.07%	$120,456
120,456	Fidelity Institutional Money Market Portfolio, 0.22%	120,456
120,456	Goldman Sachs Financial Square Federal Fund, 0.02%	120,456
3,205,237	Goldman Sachs Financial Square Government Fund, 0.05%(a)	3,205,237
120,457	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	120,457
	TOTAL SHORT TERM INVESTMENTS (Cost $3,687,062)	$3,687,062

	TOTAL INVESTMENTS (Cost $3,687,062) - 68.5%	$3,687,062
	Other Assets in Excess of Liabilities - 31.5%	1,693,346
	TOTAL NET ASSETS - 100.0%	$5,380,408

Percentages are stated as a percent of net assets.
(a) $2,836,244 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2009 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	11,850	$482,828	11/22/2010	$2,637
Merrill Lynch	iShares MSCI Emerging Market Index Fund	149,800	5,686,665	11/29/2010	(383,519)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	35,700	1,340,357	11/30/2010	(106,273)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	800	30,484	12/2/2010	(1,933)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,300	49,211	12/3/2010	(3,467)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	12,000	466,620	12/6/2010	(19,639)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	19,200	784,840	12/13/2010	6,833
Merrill Lynch	iShares MSCI Emerging Market Index Fund	5,400	223,911	12/17/2010	5,098
Merrill Lynch	iShares MSCI Emerging Market Index Fund	10,650	432,859	12/20/2010	1,314
Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,000	41,475	12/23/2010	955
Merrill Lynch	iShares MSCI Emerging Market Index Fund	17,900	736,155	12/27/2010	10,844
		265,600	$10,275,405		$(487,150)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS -103.8%
MONEY MARKET FUNDS - 103.8%
3,178,622	Fidelity Institutional Government Portfolio, 0.07%	$3,178,622
3,178,622	Fidelity Institutional Money Market Portfolio, 0.22%	3,178,622
3,178,622	Goldman Sachs Financial Square Federal Fund, 0.02%	3,178,622
6,190,718	Goldman Sachs Financial Square Government Fund, 0.05%	6,190,718
20,105,154	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01% (a)	20,105,154
	TOTAL SHORT TERM INVESTMENTS (Cost $35,831,738)	$35,831,738

	TOTAL INVESTMENTS (Cost $35,831,738) - 103.8%	$35,831,738
	Liabilities in Excess of Other Assets - (3.8)%	(1,294,283)
	TOTAL NET ASSETS - 100.0%	$34,537,455

Percentages are stated as a percent of net assets.
(a) $16,926,532 of this security is held as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,115,724	$45,482,413	11/22/2010	$(325,688)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	17,400	709,485	11/23/2010	(5,212)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	7,100	272,162	12/2/2010	15,314
Merrill Lynch	iShares MSCI Emerging Market Index Fund	40,000	1,646,600	12/9/2010	(26,795)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	133,500	5,467,493	12/10/2010	(60,881)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	163,200	6,729,880	12/13/2010	(120,462)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	61,300	2,579,811	12/16/2010	(97,025)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	24,200	1,014,343	12/17/2010	(34,157)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	58,500	2,393,348	12/20/2010	(23,585)
Merrill Lynch	iShares MSCI Emerging Market Index Fund	78,700	3,200,682	12/27/2010	(11,817)
		1,699,624	$69,496,216		$(690,308)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 58.1%
MONEY MARKET FUNDS - 58.1%
507,408	Fidelity Institutional Government Portfolio, 0.07%	$507,408
507,408	Fidelity Institutional Money Market Portfolio, 0.22%	507,408
507,408	Goldman Sachs Financial Square Federal Fund, 0.02%	507,408
3,846,113	Goldman Sachs Financial Square Government Fund, 0.05%(a)	3,846,113
507,407	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	507,407
	TOTAL SHORT TERM INVESTMENTS (Cost $5,875,744)	$5,875,744

	TOTAL INVESTMENTS (Cost $5,875,744) - 58.1%	$5,875,744
	Other Assets in Excess of Liabilities - 41.9%	4,239,686
	TOTAL NET ASSETS - 100.0%	$10,115,430

Percentages are stated as a percent of net assets.
(a) $2,250,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	34,750	$ 20,079,258	4/29/2011	$ (86,858)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 115.4%
MONEY MARKET FUNDS - 115.4%
591,838	Fidelity Institutional Government Portfolio, 0.07%	$591,838
591,838	Fidelity Institutional Money Market Portfolio, 0.22%	591,838
591,838	Goldman Sachs Financial Square Federal Fund, 0.02%	591,838
3,424,286	Goldman Sachs Financial Square Government Fund, 0.05%(a)	3,424,286
591,838	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	591,838
	TOTAL SHORT TERM INVESTMENTS (Cost $5,791,638)	$5,791,638

	TOTAL INVESTMENTS (Cost $5,791,638) - 115.4%	$5,791,638
	Liabilities in Excess of Other Assets - (15.4)%	(773,089)
	TOTAL NET ASSETS - 100.0%	$5,018,549

Percentages are stated as a percent of net assets.
(a) $1,560,000 of this security is held as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	17,350	$ 10,342,170	2/25/2011	$ (271,955)

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 92.3%
MONEY MARKET FUNDS - 92.3%
22,353,315	Fidelity Institutional Government Portfolio, 0.07%	$22,353,315
22,353,314	Fidelity Institutional Money Market Portfolio, 0.22%	22,353,314
22,353,315	Goldman Sachs Financial Square Federal Fund, 0.02%	22,353,315
28,877,541	Goldman Sachs Financial Square Government Fund, 0.05% (a)	28,877,541
22,353,315	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	22,353,315
	TOTAL SHORT TERM INVESTMENTS (Cost $118,290,800)	$118,290,800

	TOTAL INVESTMENTS (Cost $118,290,800) - 92.3%	$118,290,800
	Other Assets in Excess of Liabilities - 7.7%	9,854,428
	TOTAL NET ASSETS - 100.0%	$128,145,228

Percentages are stated as a percent of net assets.
(a) $3,400,000 of this security is held as collateral for swap contracts.

Dynamic HY Bond Fund
Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
283	E-Mini S&P 500 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $15,490,713)	$(16,028)

Dynamic HY Bond Fund
Credit Default Swap Contracts - Sell Protection1
November 30, 2009 (Unaudited)

		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	Received	Appreciation
Bank of America	Markit CDX North American High Yield Index	6.80%	5.00%	12/20/2014	$36,234,000	$(2,300,575)	128,749
Barclays Capital	Markit CDX North American High Yield Index	6.80%	5.00%	12/20/2014	36,630,000	(2,196,253)	691
Credit Suisse Capital, LLC	Markit CDX North American High Yield Index	6.80%	5.00%	12/20/2014	23,116,500	(1,733,861)	348,284
					$95,980,500	$(6,230,689)	$477,724

1  If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

2  Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default.  The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

3  The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 71.7%
Accommodation - 0.4%
4,501	Home Inns & Hotels Management, Inc. ADR (a)	$158,120

Administrative and Support Services - 0.3%
5,076	EnerNOC, Inc. (a)	134,311

Air Transportation - 0.4%
9,958	Lan Airlines S.A. ADR (Chile)	153,552

Ambulatory Health Care Services - 1.9%
8,179	Amedisys, Inc. (a)	302,950
19,910	Gentiva Health Services, Inc. (a)	470,872
		773,822
Beverage and Tobacco Product Manufacturing - 1.8%
9,880	Altria Group, Inc.	185,843
1,565	Companhia de Bebidas das Americas (Brazil)	153,933
2,377	Lorillard, Inc.	185,192
3,713	Reynolds American, Inc.	185,501
		710,469
Broadcasting (except Internet) - 0.8%
16,793	Liberty Global, Inc. (a)	323,937

Building Materials and Garden Equipment and Supplies Dealer - 0.5%
6,886	The Home Depot, Inc.	188,401

Chemical Manufacturing - 5.9%
7,326	Bristol Myers Squibb Co.	185,421
3,443	CF Industries Holdings, Inc.	293,894
3,095	Clorox Corp.	186,536
7,042	Crucell NV ADR (Netherlands)(a)	151,896
5,422	E.I. du Pont de Nemours & Co.	187,493
17,444	Immucor, Inc. (a)	321,842
5,071	Lilly Eli & Co.	186,258
5,168	Merck & Co. Inc. (a)	187,133
2,274	Novo Nordisk A/S ADR (Denmark)	151,721
10,189	Pfizer, Inc.	185,134
3,136	PPG Industries, Inc.	186,373
2,874	Teva Pharmaceutical Industries Ltd. ADR (Israel)	151,719
		2,375,420
Clothing and Clothing Accessories Stores - 2.1%
14,589	Cato Corp.	279,088
12,366	DSW, Inc. (a)	288,622
31,313	Finish Line, Inc.	277,120
		844,830
Computer and Electronic Product Manufacturing - 3.9%
6,382	Compellent Technologies, Inc. (a)	132,554
17,844	CSG Systems International, Inc. (a)	345,460
24,924	Isilon Systems, Inc. (a)	148,298
10,864	LG Display Co., Ltd. ADR (Korea)	152,096
21,399	Microsemi Corp. (a)	325,907
14,700	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	152,733
8,833	Thomas & Betts Corp. (a)	322,404
		1,579,452
Credit Intermediation and Related Activities - 5.1%
8,079	Banco Bilbao Vizcaya Argentaria S.A. ADR (Spain)	$153,582
3,500	BanColombia S.A. (Colombia)	150,150
33,496	EZCORP, Inc. (a)	494,736
1,133	HDFC Bank Ltd. ADR (India)	152,445
8,068	Nelnet, Inc. (a)	140,141
28,206	United Bankshares, Inc.	482,323
16,552	World Acceptance Corp. (a)	485,470
		2,058,847
Educational Services - 0.3%
6,084	Lincoln Educational Services Corp. (a)	134,578

Food and Beverage Stores - 1.6%
14,199	Safeway, Inc.	319,478
23,495	Spartan Stores, Inc.	324,936
		644,414
Food Manufacturing - 2.9%
8,379	Conagra Foods, Inc.	185,930
2,103	Green Mountain Coffee Roasters, Inc. (a)	132,447
4,386	H.J. Heinz Co.	186,186
7,011	Kraft Foods, Inc.	186,352
15,347	Sara Lee Corp.	186,313
4,941	Unilever NV ADR (Netherlands)	152,232
5,164	Unilever PLC ADR (United Kingdom)	152,493
		1,181,953
Food Services and Drinking Places - 0.5%
2,939	McDonalds Corp.	185,892

Health and Personal Care Stores - 0.8%
18,310	Petmed Express, Inc.	300,650

Hospitals - 1.0%
7,697	Magellan Health Services, Inc. (a)	283,019
26,488	Tenet Healthcare Corp. (a)	120,520
		403,539
Insurance Carriers and Related Activities - 2.1%
2,016	China Life Insurance Company Ltd. ADR (China)	152,531
8,124	Cincinnati Financial Corp.	207,325
11,691	Humana, Inc. (a)	485,293
		845,149
Machinery Manufacturing - 2.5%
12,172	Baker Hughes, Inc.	495,887
8,418	Pitney Bowes, Inc.	193,951
13,217	T-3 Energy Services, Inc. (a)	329,897
		1,019,735
Merchant Wholesalers, Durable Goods - 0.8%
7,170	Schnitzer Steel Industries, Inc. Class A	319,925

Merchant Wholesalers, Nondurable Goods - 0.5%
6,889	Sysco Corp.	186,279

Mining (except Oil and Gas) - 0.4%
10,289	Gold Fields Ltd. ADR (South Africa)	152,071

Miscellaneous Manufacturing - 3.2%
50,113	Cryolife, Inc. (a)	286,646
20,430	Kensey Nash Corp. (a)	475,815
9,560	Mattel, Inc.	186,038
41,010	Symmetry Medical, Inc. (a)	328,900
		1,277,399
Motion Picture and Sound Recording Industries - 0.3%
2,281	Netflix, Inc. (a)	133,735

Nonmetallic Mineral Product Manufacturing - 2.0%
35,426	Apogee Enterprises, Inc.	$484,982
19,232	Ceradyne, Inc. (a)	325,213
		810,195
Nonstore Retailers - 1.0%
11,678	NutriSystem, Inc.	288,447
8,724	Overstock.com, Inc. (a)	127,545
		415,992
Nursing and Residential Care Facilities - 0.3%
8,574	Emeritus Corp. (a)	134,097

Oil and Gas Extraction - 0.5%
10,602	Penn West Energy Trust (Canada)	186,277

Other Information Services - 1.9%
11,695	AsiaInfo Holdings, Inc. (a)	287,580
3,973	NetEase.com, Inc. ADR (a)	151,928
3,507	Perfect World Co., Ltd. ADR (a)	154,764
3,007	Shanda Interactive Entertainment Ltd. ADR (a)	149,869
		744,141
Paper Manufacturing - 0.9%
2,834	Kimberly Clark Corp.	186,959
6,901	Meadwestvaco Corp.	188,880
		375,839
Primary Metal Manufacturing - 0.8%
7,199	United States Steel Corp.	321,507

Printing and Related Support Activities - 0.5%
9,801	R.R. Donnelley & Sons Co.	201,705

Professional, Scientific and Technical Services - 4.6%
14,055	Huron Consulting Group, Inc. (a)	320,454
2,981	Infosys Technologies Ltd. ADR (India)	151,942
12,509	JDA Software Group, Inc. (a)	293,711
21,442	Kendle International, Inc. (a)	320,987
4,331	Longtop Financial Technologies Ltd. ADR (a)	153,361
26,024	NetScout Systems, Inc. (a)	327,642
28,851	ValueClick, Inc. (a)	272,065
		1,840,162
Publishing Industries (except Internet) - 5.0%
21,471	Nuance Communications, Inc. (a)	326,145
11,538	Progress Software Corp. (a)	277,950
52,884	Sigma Designs, Inc. (a)	617,685
56,187	Telecommunication Systems, Inc. (a)	473,656
37,759	Tibco Software, Inc. (a)	324,727
		2,020,163
Real Estate - 0.8%
7,873	E-House (China) Holdings Ltd. ADR (a)	153,130
4,597	Gafisa S.A. ADR (Brazil)	154,919
		308,049
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
33,027	Knight Capital Group, Inc. (a)	483,515

Social Assistance - 0.8%
11,485	Rehabcare Group, Inc. (a)	323,532

Specialty Trade Contractors - 0.8%
13,670	Emcor Group, Inc. (a)	325,346

Support Activities for Mining - 0.8%
3,742	Transocean Ltd. (Switzerland)(a)	319,529

Telecommunications - 4.5%
6,948	AT&T, Inc.	$187,179
39,293	Earthlink, Inc.	323,381
5,815	IPCS, Inc. (a)	139,618
13,588	J2 Global Communications, Inc. (a)	270,129
1,762	Telefonica S.A. ADR (Spain)	152,642
9,414	TW Telecom, Inc. (a)	136,974
27,490	USA Mobility, Inc.	274,350
5,867	Verizon Communications, Inc.	184,576
5,065	Vivo Participacoes S.A. (Brazil)	154,483
		1,823,332
Transportation Equipment Manufacturing - 2.3%
11,206	Astec Industries, Inc. (a)	279,702
3,573	The Boeing Co.	187,261
14,942	Freightcar America, Inc.	272,691
2,423	Lockheed Martin Corp.	187,128
		926,782
Utilities - 0.4%
7,914	Enersis S.A. ADR (Chile)	151,870

Waste Management and Remediation Services - 1.3%
18,757	Covanta Holding Corp. (a)	320,182
5,666	Waste Management, Inc.	186,071
		506,253
Wholesalers Electronic Markets and Agents and Brokers - 1.3%
5,231	Genuine Parts Co.	187,427
7,874	Reliance Steel & Aluminum Co.	321,889
		509,316

	TOTAL COMMON STOCKS (Cost $28,084,502)	$28,814,082

INVESTMENT COMPANIES - 18.6%
66,362	iShares MSCI BRIC Index Fund	$3,027,435
14,443	iShares MSCI Pacific ex-Japan Index Fund	604,440
63,681	iShares S&P Latin America 40 Index Fund	3,048,408
19,629	WisdomTree Emerging Markets Small Cap Dividend Fund	804,396
	TOTAL INVESTMENT COMPANIES (Cost $7,100,503)	$7,484,679

SHORT TERM INVESTMENTS - 5.7%
MONEY MARKET FUNDS - 5.7%
349,967	Fidelity Institutional Government Portfolio, 0.07%	$349,967
349,967	Fidelity Institutional Money Market Portfolio, 0.22%	349,967
349,967	Goldman Sachs Financial Square Federal Fund, 0.02%	349,967
879,077	Goldman Sachs Financial Square Government Fund, 0.05%	879,077
349,966	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	349,966
	TOTAL SHORT TERM INVESTMENTS (Cost $2,278,944)	$2,278,944

	TOTAL INVESTMENTS (Cost $37,463,949) - 96.0%	$38,577,705
	Other Assets in Excess of Liabilities - 4.0%	1,597,816
	TOTAL NET ASSETS - 100.0%	$40,175,521

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

Evolution All-Cap Equity Fund
Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
58	E-Mini NASDAQ 100 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $2,050,590)	$(17,587)

Evolution All-Cap Equity Fund
Short Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
181	E-Mini S&P 500 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $9,907,488)	$56,256
92	E-Mini Russell 2000 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $5,326,800)	48,489
		$104,745

Evolution Alternative Investment Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 73.6%
68,593	Arbitrage Fund	$897,887
500	Biotech HOLDRS	48,630
1,741	BLDRS Emerging Markets 50 ADR Index Fund	76,587
6,200	Broadband HOLDRS	74,710
43,481	Caldwell & Orkin Market Opportunity Fund	861,799
14,512	Claymore/BNY Mellon BRIC ETF	619,662
1,922	Claymore/MAC Global Solar Energy Index ETF	17,855
2,799	CurrencyShares Australian Dollar Trust	256,864
965	CurrencyShares Canadian Dollar Trust	91,135
3,291	CurrencyShares Japanese Yen Trust	377,971
1,679	CurrencyShares Swedish Krona Trust	239,526
6,113	CurrencyShares Swiss Franc Trust	606,226
1,395	First Trust NYSE Arca Biotechnology Index Fund	37,567
10,176	Franklin Gold & Precious Metals Fund	449,362
83,072	Gabelli ABC Fund	809,947
3,056	Industrial Select Sector SPDR Fund	84,071
2,200	Internet Architecture HOLDRs	107,976
4,600	Internet HOLDRs	265,282
3,032	iPath MSCI India Total Return (United Kingdom)	186,165
2297	iShares Barclays 10-20 Year Treasury Bond Fund	260,204
852	iShares Barclays 20+ Year Treasury Bond Fund	82,329
1,226	iShares Barclays 3-7 Year Treasury Bond Fund	139,445
3,385	iShares Barclays 7-10 Year Treasury Bond Fund	315,008
440	iShares Barclays MBS Bond Fund	47,678
3,754	iShares Barclays TIPS Bond Fund	400,064
587	iShares Cohen & Steers Realty Majors Index Fund	29,174
617	iShares Dow Jones Transportation Average Index Fund	43,665
204	iShares Dow Jones U.S. Aerospace & Defense Index Fund	9,876
3,325	iShares Dow Jones U.S. Health Care Providers Index Fund	151,687
584	iShares Dow Jones U.S. Industrial Sector Index Fund	30,391
309	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	15,385
534	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	22,295
1659	iShares Dow Jones U.S. Pharmaceuticals Index Fund	92,190
253	iShares Dow Jones U.S. Real Estate Index Fund	10,985
599	iShares Dow Jones U.S. Technology Sector Index Fund	32,418
1,882	iShares Dow Jones U.S. Telecommunications Sector Index Fund	34,968
2,937	iShares Dow Jones U.S. Utilities Sector Index Fund	209,819
1,288	iShares FTSE/Xinhua China 25 Index Fund	56,311
817	iShares iBoxx $ High Yield Corporate Bond Fund	70,180
480	iShares JPMorgan USD Emerging Markets Bond Fund	49,142
1614	iShares MSCI All Country Asia ex Japan Index Fund	88,044
4,516	iShares MSCI Australia Index Fund	105,358
3,027	iShares MSCI Brazil Index Fund	232,080
6,607	iShares MSCI BRIC Index Fund	301,411
5,901	iShares MSCI Hong Kong Index Fund	93,354
15,525	iShares MSCI Malaysia Index Fund	168,602
2,960	iShares S&P Global Energy Sector Index Fund	106,679
3,800	iShares S&P Global Utilities Sector Index Fund	178,524
12,851	iShares S&P Latin America 40 Index Fund	615,177
3,877	iShares S&P North American Natural Resources Sector Index Fund	131,857
1,148	Market Vectors Agribusiness ETF	49,146
3,000	Market Vectors Coal ETF	102,180
2,361	Market Vectors Global Alternative Energy ETF	56,522
5,464	Market Vectors Gold Miners ETF	279,265
2,108	Market Vectors Russia ETF	63,472
27,016	Merger Fund	417,121
10,578	Permanent Portfolio	418,461
506	Pharmaceutical HOLDRs Trust	$33,087
16,132	PowerShares 1-30 Laddered Treasury Portfolio	452,664
1,845	PowerShares Aerospace & Defense Portfolio	30,443
4,421	PowerShares DB G10 Currency Harvest Fund	101,064
6,626	PowerShares DB US Dollar Index Bullish Fund	146,898
3,912	PowerShares Emerging Markets Sovereign Debt Portfolio	100,108
5,314	PowerShares Financial Preferred Portfolio	82,101
1,826	PowerShares Global Clean Energy Portfolio	29,180
399	ProShares Ultra Oil & Gas	13,873
1,061	ProShares Ultra Technology	49,602
1,590	ProShares UltraShort 7-10 Year Treasury	79,150
239	ProShares UltraShort Semiconductors	5,533
1,398	Rydex S&P Equal Weight Health Care ETF	76,960
19,816	Sierra Core Retirement Fund	482,927
19	Software HOLDRs Trust	769
2,570	SPDR Barclays Capital High Yield Bond ETF	98,020
7,700	SPDR Barclays Capital TIPS ETF	404,943
1,462	SPDR Dow Jones REIT ETF	67,983
11,600	SPDR S&P BRIC 40 ETF	291,624
2,456	SPDR S&P China ETF	177,962
2,114	SPDR S&P Metals & Mining ETF	103,502
1,302	SPDR S&P Oil & Gas Equipment & Services ETF	35,779
104,070	TFS Market Neutral Fund	1,582,898
2,904	Utilities Select Sector SPDR Fund	86,394
531	Vanguard Energy ETF	44,360
1,307	Vanguard Industrials ETF	66,631
2,102	Vanguard REIT ETF	88,704
3,924	Vanguard Utilities ETF	244,622
13,553	WisdomTree Dreyfus Brazilian Real Fund	358,206
5,292	WisdomTree India Earnings Fund	113,990
899	WisdomTree International Real Estate Fund	25,208
	TOTAL INVESTMENT COMPANIES (Cost $16,354,217)	$17,094,874

SHORT TERM INVESTMENTS - 23.4%
MONEY MARKET FUNDS - 23.4%
800,131	Fidelity Institutional Government Portfolio, 0.07%	$800,131
800,131	Fidelity Institutional Money Market Portfolio, 0.22%	800,131
800,131	Goldman Sachs Financial Square Federal Fund, 0.02%	800,131
2,224,752	Goldman Sachs Financial Square Government Fund, 0.05%	2,224,752
800,131	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	800,131
	TOTAL SHORT TERM INVESTMENTS (Cost $5,425,276)	$5,425,276

	Total Investments (Cost $21,779,493) - 97.0%	$22,520,150
	Other Assets in Excess of Liabilities - 3.0%	705,018
	TOTAL NET ASSETS - 100.00%	$23,225,168

Percentages are stated as a percent of net assets.

Evolution Alternative Investment Fund
Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Appreciation
17	E-Mini S&P 500 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $930,538)	$4,178

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 96.7%
19,777	AllianceBernstein Global High Income Fund	$180,065
1,604	BlackRock Corporate High Yield Fund VI	163,939
13,778	BlackRock Floating Rate Income Strategies Fund	189,999
19,493	BlackRock Preferred Income Strategies Fund	174,462
12,970	Evergreen Multi-Sector Income Fund	184,823
8,541	iShares Barclays 1-3 Year Credit Bond Fund	892,449
26,774	iShares Barclays 1-3 Year Treasury Bond Fund	2,257,851
4,121	iShares Barclays 20+ Year Treasury Bond Fund	398,212
19,947	iShares Barclays 3-7 Year Treasury Bond Fund	2,268,772
38,697	iShares Barclays 7-10 Year Treasury Bond Fund	3,601,143
72,304	iShares Barclays Aggregate Bond Fund	7,651,932
8,160	iShares Barclays MBS Bond Fund	884,218
10,946	iShares Barclays Short Treasury Bond Fund	1,206,468
8,486	iShares Barclays TIPS Bond Fund	904,033
64,632	iShares iBoxx $ High Yield Corporate Bond Fund	5,551,889
47,954	iShares iBoxx $ Investment Grade Corporate Bond Fund	5,143,067
25,771	iShares S&P National Municipal Bond Fund	2,653,640
24,463	MFS Charter Income Trust	219,188
31,283	MFS Government Markets Income Trust	227,740
24,274	MFS Intermediate Income Trust	164,578
27,575	Putnam Premier Income Trust	167,932
19,378	SPDR Barclays Capital 1-3 Month T-Bill	888,675
52,122	SPDR Barclays Capital International Treasury Bond Fund	3,141,393
11,329	Templeton Emerging Markets Income Fund	162,911
158,433	Vanguard Total Bond Market ETF	12,714,248
9,054	Western Asset Emerging Markets Debt Fund	155,729
20,391	Western Asset High Income Fund II	181,480
14,032	Western Asset/Claymore Inflation- Linked Opportunities & Income Fund	174,698
	TOTAL INVESTMENT COMPANIES (Cost $49,253,560)	$52,505,534

SHORT TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
363,143	Fidelity Institutional Government Portfolio, 0.07%	$363,143
363,143	Fidelity Institutional Money Market Portfolio, 0.22%	363,143
363,143	Goldman Sachs Financial Square Federal Fund, 0.02%	363,143
955,907	Goldman Sachs Financial Square Government Fund, 0.05%	955,907
363,143	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	363,143
	TOTAL SHORT TERM INVESTMENTS (Cost $2,408,479)	$2,408,479

	Total Investments (Cost $51,662,039) - 101.1%	$54,914,013
	Liabilities in Excess of Other Assets - (1.1)%	(615,544)
	TOTAL NET ASSETS - 100.0%	$54,298,469

Percentages are stated as a percent of net assets.

Evolution Market Leaders Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$6
Miscellaneous Store Retailers - 0.0%
442	Spectrum Group International, Inc. (a)	1,078
	TOTAL COMMON STOCKS (Cost $7)	$1,084

INVESTMENT COMPANIES - 98.3%
41,421	Claymore/Sabrient Insider ETF	$1,014,400
150,095	Claymore/Zacks Multi-Asset Income Index ETF	2,629,664
11,523	Fidelity NASDAQ Composite Index Tracking Stock ETF	971,734
49,110	iShares Dow Jones EPAC Select Dividend Index Fund	1,550,894
3,876	iShares KLD 400 Social Index Fund	160,260
23,627	iShares Morningstar Large Growth Index Fund	1,344,613
36,707	iShares Morningstar Mid Value Index Fund	2,280,239
11,376	iShares Morningstar Small Core Index Fund	747,517
25,958	iShares Morningstar Small Value Index Fund	1,623,413
20,763	iShares MSCI Australia Index Fund	484,401
22,696	iShares MSCI Austria Investable Market Index Fund	482,063
52,958	iShares MSCI Brazil Index Fund	4,060,290
16,651	iShares MSCI EAFE Small Cap Index Fund	594,774
11,594	iShares MSCI Pacific ex-Japan Index Fund	485,209
9,452	iShares MSCI Spain Index Fund	483,943
13,358	iShares Russell Midcap Index Fund	1,048,202
74,662	iShares Russell Midcap Value Index Fund	2,640,795
84,610	iShares S&P Latin America 40 Index Fund	4,050,281
133,802	Market Vectors Russia ETF	4,028,778
95,491	PowerShares Dynamic Large Cap Growth Portfolio	1,349,288
16,129	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	748,063
34,575	PowerShares International Dividend Achievers Portfolio	481,097
30,858	PowerShares QQQ	1,344,175
7,172	RevenueShares Mid Cap Fund	161,944
31,254	RevenueShares Small Cap Fund	744,158
4,252	Rydex S&P Equal Weight ETF	159,922
51,271	Rydex S&P SmallCap 600 Pure Value ETF	1,478,656
27,469	SPDR Dow Jones Wilshire Small Cap Value ETF	1,460,527
21,384	SPDR S&P Emerging Latin America ETF	1,676,933
60,030	Vanguard Emerging Markets ETF	2,399,387
9,173	Vanguard Mega Cap 300 Growth ETF	374,175
15,079	Vanguard Mid-Cap ETF	861,614
70,376	Vanguard Mid-Cap Value Index Fund	3,017,723
35,508	WisdomTree DEFA Equity Income Fund	1,557,381
4,044	WisdomTree Dividend ex-Financials Fund	160,161
4,696	WisdomTree Equity Income Fund	160,085
35,754	WisdomTree International Dividend ex-Financials Fund	1,557,802
11,060	WisdomTree International SmallCap Dividend Fund	494,603
25,925	WisdomTree MidCap Dividend Fund	1,040,889
20,505	WisdomTree SmallCap Dividend Fund	750,073
33,863	WisdomTree SmallCap Earnings Fund	1,298,307
	TOTAL INVESTMENT COMPANIES (Cost $53,193,590)	$53,958,433

SHORT TERM INVESTMENTS - 1.0%
MONEY MARKET FUNDS - 1.0%
110,527	Fidelity Institutional Government Portfolio, 0.07%	$110,527
110,526	Fidelity Institutional Money Market Portfolio, 0.22%	110,526
110,527	Goldman Sachs Financial Square Federal Fund, 0.02%	110,527
110,527	Goldman Sachs Financial Square Government Fund, 0.05%	110,527
110,526	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	110,526
	TOTAL SHORT TERM INVESTMENTS (Cost $552,633)	$552,633

	TOTAL INVESTMENTS (Cost $53,746,230) - 99.3%	$54,512,150
	Other Assets in Excess of Liabilities - 0.7%	400,306
	TOTAL NET ASSETS - 100.0%	$54,912,456

Percentages are stated as a percent of net assets.
(a) Non-income producing security.

HCM Freedom Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.5%
3,241,684	Putnam Diversified Income Trust	$26,257,637
	TOTAL INVESTMENT COMPANIES (Cost $24,580,455)	$26,257,637

SHORT TERM INVESTMENTS - 1.7%
MONEY MARKET FUNDS - 1.7%
69,401	Fidelity Institutional Government Portfolio, 0.07%	$69,401
69,401	Fidelity Institutional Money Market Portfolio, 0.22%	69,401
69,400	Goldman Sachs Financial Square Federal Fund, 0.02%	69,400
185,739	Goldman Sachs Financial Square Government Fund, 0.05%	185,739
69,400	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	69,400
	TOTAL SHORT TERM INVESTMENTS (Cost $463,341)	$463,341

	TOTAL INVESTMENTS (Cost $25,043,796) - 100.2%	$26,720,978
	Liabilities in Excess of Other Assets - (0.2)%	(51,847)
	TOTAL NET ASSETS - 100.0%	$26,669,131

Percentages are stated as a percent of net assets.

HY Bear Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 86.6%
MONEY MARKET FUNDS - 86.6%
2,775,879	Fidelity Institutional Government Portfolio, 0.07%	$2,775,879
2,775,879	Fidelity Institutional Money Market Portfolio, 0.22%	2,775,879
5,828,821	Goldman Sachs Financial Square Government Fund, 0.05%	5,828,821
2,775,879	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,775,879
	TOTAL SHORT TERM INVESTMENTS (Cost $14,156,458)	14,156,458

	TOTAL INVESTMENTS (Cost $14,156,458) - 86.6%	$14,156,458
	Other Assets in Excess of Liabilities - 13.4%	2,187,604
	TOTAL NET ASSETS - 100.0%	$16,344,062

Percentages are stated as a percent of net assets.

HY Bear Fund
Short Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
36	E-Mini S&P 500 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $1,970,550)	$(2,504)

HY Bear Fund
Credit Default Swap Contracts - Buy Protection1
November 30, 2009 (Unaudited)

		Implied				Upfront
		Credit	Receive	Termination	Notional	Payments	Unrealized
Counterparty	Reference Entity	Spread2	Fixed Rate	Date	Amount3	Paid	Depreciation
Bank of America	Markit CDX North American High Yield Index	6.80%	5.00%	12/20/2014	$8,316,000	$608,850	$(110,398)
Barclays Capital	Markit CDX North American High Yield Index	6.80%	5.00%	12/20/2014	3,762,000	305,663	(80,173)
					$12,078,000	$914,513	$(190,571)

1  If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the reference index.

2  Implied credit spreads, represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity or obligation.

3  The maximum potential amount (if, after a credit event the value of the related obligation or obligations were determined to have a value of zero) the Fund could be required to pay as seller of credit protection or entitled to as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

PSI Core Strength Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 70.7%
24,100	Diamonds Trust, Series 1	$2,496,278
32,700	Energy Select Sector SPDR Fund	1,858,014
39,100	Financial Select Sector SPDR Fund	573,988
26,300	iShares Dow Jones U.S. Basic Materials Sector Index Fund	1,551,174
15,300	iShares Dow Jones U.S. Healthcare Sector Index Fund	955,485
16,800	iShares Dow Jones U.S. Telecommunications Sector Index Fund	312,144
10,300	iShares iBOXX $ High Yield Corporate Bond Fund	884,770
20,400	iShares MSCI EAFE Index Fund	1,130,568
75,700	iShares MSCI Emerging Markets Index Fund	3,067,364
33,800	iShares MSCI Japan Index Fund	322,790
7,800	iShares S&P Europe 350 Index Fund	306,774
15,000	Market Vectors Agribusiness ETF	642,150
7,400	PowerShares DB U.S. Dollar Index Bearish Fund	212,084
42,900	PowerShares QQQ Trust, Series 1	1,868,724
20,400	ProShares Short Russell2000	979,200
47,700	Rydex S&P Equal Weight Fund	1,808,784
12,300	Semiconductor HOLDRS Trust	313,158
24,600	SPDR Barclays Capital High Yield Bond ETF	938,244
12,800	SPDR S&P Metals & Mining ETF	626,688
12,600	US ProShares Short 20+ Year Treasury	598,752
21,100	Utilities Select Sector SPDR Fund	627,725
	TOTAL INVESTMENT COMPANIES (Cost $20,857,355)	$22,074,858

SHORT TERM INVESTMENTS - 32.5%
MONEY MARKET FUNDS - 32.5%
1,491,009	Fidelity Institutional Government Portfolio, 0.07%	$1,491,009
1,491,010	Fidelity Institutional Money Market Portfolio, 0.22%	1,491,010
1,491,009	Goldman Sachs Financial Square Federal Fund, 0.02%	1,491,009
4,173,396	Goldman Sachs Financial Square Government Fund, 0.05%	4,173,396
1,491,009	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,491,009
	TOTAL SHORT TERM INVESTMENTS (Cost $10,137,433)	$10,137,433

	Total Investments (Cost $30,994,788) - 103.2%	$32,212,291
	Liabilities in Excess of Other Assets - (3.2)%	(1,011,948)
	TOTAL NET ASSETS - 100.00%	$31,200,343

Percentages are stated as a percent of net assets.

PSI Macro Trends Fund
Schedule of Investments
November 30, 2009 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 80.1%
16,700	iShares Barclays Treasury Inflation Protected Securities Bond Fund	$1,779,719
21,400	iShares iBOXX $ High Yield Corporate Bond Fund	1,838,260
69,100	iShares MSCI EAFE Index Fund	3,829,522
95,200	iShares MSCI Emerging Markets Index Fund	3,857,504
18,900	iShares Russell 1000 Growth Index Fund	917,973
16,000	iShares Russell 1000 Value Index Fund	908,640
19,000	iShares Russell 2000 Index Fund	1,103,900
13,900	iShares Russell Midcap Growth Index	595,337
17,100	iShares Russell Midcap Value Index Fund	604,827
36,600	Rydex S&P Equal Weight ETF	1,387,872
40,700	SPDR S&P 500 ETF	4,472,116
8,800	SPDR S&P MidCap 400 ETF	1,096,744
	TOTAL INVESTMENT COMPANIES (Cost $18,603,481)	$22,392,414

SHORT TERM INVESTMENTS - 18.7%
MONEY MARKET FUNDS - 18.7%
745,459	Fidelity Institutional Government Portfolio, 0.07%	$745,459
745,458	Fidelity Institutional Money Market Portfolio, 0.22%	745,458
745,458	Goldman Sachs Financial Square Federal Fund, 0.02%	745,458
2,255,550	Goldman Sachs Financial Square Government Fund, 0.05% (a)	2,255,550
745,458	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	745,458
	TOTAL SHORT TERM INVESTMENTS (Cost $5,237,383)	$5,237,383

	Total Investments (Cost $23,840,864) - 98.8%	$27,629,797
	Other Assets in Excess of Liabilities - 1.2%	322,264
	TOTAL NET ASSETS - 100.00%	$27,952,061

Percentages are stated as a percent of net assets.
(a) $220,000 of this security is held as collateral for swap contracts.

PSI Macro Trends Fund
Futures Contracts
November 30, 2009 (Unaudited)
Unrealized
Contracts		Appreciation
82	E-Mini S&P 500 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $4,488,475)	$ 235,401

PSI Macro Trends Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	Morgan Stanley Commodity Related Index	4,100	$ 2,133,411	6/4/2010	$ 961,000

PSI Total Return Fund
Schedule of Investments
November 30, 2009 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 64.9%
87,300	iShares Barclays 1-3 Year Treasury Bond Fund	$7,362,009
15,700	iShares Barclays 7-10 Year Treasury Bond Fund	1,461,042
28,480	iShares Barclays TIPS Bond Fund	3,035,113
659,341	PIMCO Total Return Fund	7,279,121
	TOTAL INVESTMENT COMPANIES (Cost $18,856,249)	$19,137,285

SHORT TERM INVESTMENTS - 34.5%
MONEY MARKET FUNDS - 34.5%
1,307,079	Fidelity Institutional Government Portfolio, 0.07%	$1,307,079
1,307,079	Fidelity Institutional Money Market Portfolio, 0.22%	1,307,079
1,307,079	Goldman Sachs Financial Square Federal Fund, 0.02%	1,307,079
4,929,418	Goldman Sachs Financial Square Government Fund, 0.05% (a)	4,929,418
1,307,079	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,307,079
	TOTAL SHORT TERM INVESTMENTS (Cost $10,157,734)	$10,157,734

	Total Investments (Cost $29,013,983) - 99.4%	$29,295,019
	Other Assets in Excess of Liabilities - 0.6%	164,843
	TOTAL NET ASSETS - 100.00%	$29,459,862

Percentages are stated as a percent of net assets.
(a) $1,460,000 of this security is held as collateral for swap contracts.

PSI Total Return Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	140,050	$ 14,558,979	9/20/2010	$ 252,251

Spectrum Equity Opportunity Fund
Schedule of Investments
November 30, 2009 (Unaudited)
Shares		Value
COMMON STOCKS - 4.8%
Administrative and Support Services - 0.2%
750	Paychex, Inc.	$23,513

Ambulatory Health Care Services - 0.2%
300	Laboratory Corporation of America Holdings (a)	21,888

Chemical Manufacturing - 0.2%
350	The Procter & Gamble Co.	21,823

Computer and Electronic Product Manufacturing - 0.5%
500	Cree, Inc. (a)	23,915
400	Northrop Grumman Corp.	21,920
950	Texas Instruments, Inc.	24,025
		69,860
Credit Information and Related Activities - 0.5%
550	American Express Co.	23,006
400	HSBC Holdings PLC - ADR (United Kingdom)	23,604
400	PNC Financial Services Group, Inc.	22,804
		69,414
Electronics and Appliance Stores - 0.2%
1,200	RadioShack Corp.	22,632

Food Manufacturing - 0.2%
450	Kellogg Co.	23,661

Food Services and Drinking Places - 0.2%
350	McDonald's Corp.	22,138

Insurance Carriers and Related Activities - 0.5%
800	Aetna, Inc.	23,288
800	UnitedHealth Group, Inc.	22,936
450	Wellpoint, Inc. (a)	24,313
		70,537
Internet Service Providers, Web Search Portals - 0.3%
550	Automatic Data Processing, Inc.	23,897
1,100	IMS Health, Inc.	23,496
		47,393
Machinery Manufacturing - 0.3%
400	The Black & Decker Corp.	24,276
450	Bucyrus International, Inc.	23,305
		47,581
Mining (except Oil and Gas) - 0.1%
1,150	IAMGOLD Corp. (Canada)	21,792

Miscellaneous Manufacturing - 0.2%
500	The Estee Lauder Companies, Inc.	23,415

Paper Manufacturing - 0.2%
350	Kimberly-Clark Corp.	23,090

Pipeline Transportation - 0.0%
0	Kinder Morgan Management, LLC (a)(b)	5

Professional, Scientific, and Technical Services - 0.3%
500	Cognizant Technology Solutions Corp.	21,965
100	Priceline.com, Inc. (a)	21,412
		43,377
Publishing Industries - 0.2%
700	Check Point Software Technologies Ltd. (Israel) (a)	22,113

Rail Transportation - 0.2%
250	Burlington Northern Santa Fe Corp.	24,575

Telecommunications - 0.3%
750	DIRECTV (a)	23,723
1,150	DISH Network Corp. (a)	23,816
		47,539

	TOTAL COMMON STOCKS (Cost $656,681)	$646,346

INVESTMENT COMPANIES - 30.0%
37,600	iShares MSCI Emerging Markets Index Fund	$1,523,552
4,666	Janus Long/Short Fund	46,940
17,500	Market Vectors Agribusiness ETF	749,175
4,487	Northeast Investors Trust	25,802
206,787	Western Asset High Yield Portfolio	1,710,128
	TOTAL INVESTMENT COMPANIES (Cost $3,524,132)	$4,055,597

SHORT TERM INVESTMENTS - 55.2%
MONEY MARKET FUNDS - 55.2%
1,106,014	Fidelity Institutional Government Portfolio, 0.07%	$1,106,014
1,106,014	Fidelity Institutional Money Market Portfolio, 0.22%	1,106,014
1,106,013	Goldman Sachs Financial Square Federal Fund, 0.02%	1,106,013
3,028,997	Goldman Sachs Financial Square Government Fund, 0.05%	3,028,997
1,106,013	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	1,106,013
	TOTAL SHORT TERM INVESTMENTS (Cost $7,453,051)	$7,453,051

	TOTAL INVESTMENTS (Cost $11,633,863) - 90.0%	$12,154,994
	Other Assets in Excess of Liabilities - 10.0%	1,344,216
	TOTAL NET ASSETS - 100.0%	$13,499,210

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Fund holds less than one share.

Spectrum Equity Opportunity Fund
Futures Contracts
November 30, 2009 (Unaudited)
		Unrealized
Contracts		Depreciation
59	E-Mini NASDAQ 100 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $2,085,945)	$(12,951)

46	E-Mini Russell 2000 Futures
	Expiring December 2009 (Underlying Face Amount at Market Value $2,663,400)	(81,155)
		$(94,106)

Spectrum Global Perspective Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 62.4%
757,300	iShares MSCI Emerging Markets Index Fund	$30,685,796
19,744	Northeast Investors Trust	113,529
25,599	TFS Market Neutral Fund	389,367
7,137,921	Western Asset High Yield Portfolio	7,137,921
	TOTAL INVESTMENT COMPANIES (Cost $35,889,916)	$38,326,613

SHORT TERM INVESTMENTS - 28.6%
MONEY MARKET FUNDS - 28.6%
2,958,190	Fidelity Institutional Government Portfolio, 0.07%	$2,958,190
2,958,191	Fidelity Institutional Money Market Portfolio, 0.22%	2,958,191
8,726,532	Goldman Sachs Financial Square Government Fund, 0.05%	8,726,532
2,958,190	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	2,958,190
	TOTAL SHORT TERM INVESTMENTS (Cost $17,601,103)	$17,601,103

	Total Investments (Cost $53,491,019) - 91.0%	$55,927,716
	Other Assets in Excess of Liabilities - 9.0%	5,519,068
	TOTAL NET ASSETS - 100.0%	$61,446,784

Percentages are stated as a percent of net assets.

Spectrum Select Alternative Fund
Schedule of Investments
November 30, 2009 (Unaudited)
Shares		Value
INVESTMENT COMPANIES - 91.0%
231,695	Absolute Opportunities Fund	$2,896,191
234,509	Absolute Strategies Fund	2,460,000
280,233	Hartford Floating Rate Fund	2,323,131
161,394	J.P. Morgan Market Neutral Fund	2,559,716
189,793	Merger Fund	2,930,403
17,321	Northeast Investors Trust	99,597
692,654	SEI International Management Trust High Yield Bond Fund	4,668,486
170,631	TFS Market Neutral Fund	2,595,297
966,676	Western Asset High Yield Portfolio	7,994,412
	TOTAL INVESTMENT COMPANIES (Cost $25,721,852)	$28,527,233

SHORT TERM INVESTMENTS - 9.2%
MONEY MARKET FUNDS - 9.2%
326,827	Fidelity Institutional Government Portfolio, 0.07%	$326,827
326,827	Fidelity Institutional Money Market Portfolio, 0.22%	326,827
326,827	Goldman Sachs Financial Square Federal Fund, 0.02%	326,827
1,586,505	Goldman Sachs Financial Square Government Fund, 0.05% (a)	1,586,505
326,827	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	326,827
	TOTAL SHORT TERM INVESTMENTS (Cost $2,893,813)	$2,893,813

	Total Investments (Cost $28,615,665) - 100.2%	$31,421,046
	Other Liabilities in Excess of Assets - (0.2)%	(70,540)
	TOTAL NET ASSETS - 100.0%	$31,350,506

Percentages are stated as a percent of net assets.
(a) $710,000 of this security is held as collateral for swap contracts.

Spectrum Select Alternative Fund
Long Equity Swap Contracts
November 30, 2009 (Unaudited)
					Unrealized
		Number of	Notional	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Date	(Depreciation)
Credit Suisse Capital, LLC	Aetna, Inc.	1,850	$54,512	8/6/2010	$(664)
Credit Suisse Capital, LLC	American Express Co.	1,300	54,520	8/6/2010	(146)
Credit Suisse Capital, LLC	Automatic Data Processing, Inc.	1,250	55,324	8/6/2010	(1,015)
Credit Suisse Capital, LLC	Bucyrus International	1,000	54,590	8/6/2010	(2,804)
Credit Suisse Capital, LLC	Burlington Northern Santa Fe Corp.	550	54,037	8/6/2010	23
Credit Suisse Capital, LLC	Check Point Software Technologies Ltd.	1,650	54,444	8/6/2010	(2,325)
Credit Suisse Capital, LLC	Cognizant Technology Solutions Corp.	1,250	56,110	8/6/2010	(1,203)
Credit Suisse Capital, LLC	Cree, Inc.	1,150	54,777	8/6/2010	222
Credit Suisse Capital, LLC	DIRECTV Group, Inc.	1,750	55,486	8/6/2010	(138)
Credit Suisse Capital, LLC	Dish Network Corp.	2,700	55,226	8/6/2010	686
Credit Suisse Capital, LLC	Estee Lauder Companies, Inc.	1,100	53,716	8/6/2010	(1,602)
Credit Suisse Capital, LLC	HSBC Holdings PLC	900	56,248	8/6/2010	(3,143)
Credit Suisse Capital, LLC	IAMGOLD Corp.	2,750	55,111	8/6/2010	(3,004)
Credit Suisse Capital, LLC	IMS Health, Inc.	2,550	54,912	8/6/2010	(449)
Credit Suisse Capital, LLC	iShares Barclays Treasury Inflation Protected Securities Bond Fund	14,600	1,512,648	8/6/2010	42,383
Credit Suisse Capital, LLC	iShares iBOXX $ High Yield Corporate Bond Fund	10,700	925,018	8/6/2010	(6,045)
Credit Suisse Capital, LLC	Kellogg Co.	1,000	53,871	8/6/2010	(921)
Credit Suisse Capital, LLC	Kimberly-Clark Corp.	850	56,065	8/6/2010	5
Credit Suisse Capital, LLC	Laboratory Corp. of America Holdings	750	55,946	8/6/2010	(1,230)
Credit Suisse Capital, LLC	McDonald's Corp.	850	54,615	8/6/2010	(390)
Credit Suisse Capital, LLC	Northrop Grumman Corp.	1,000	56,127	8/6/2010	(902)
Credit Suisse Capital, LLC	Paychex, Inc.	1,750	55,679	8/6/2010	(821)
Credit Suisse Capital, LLC	PNC Financial Services Group, Inc.	1,000	56,474	8/6/2010	532
Credit Suisse Capital, LLC	priceline.com, Inc.	250	53,581	8/6/2010	(56)
Credit Suisse Capital, LLC	Procter & Gamble Co.	900	56,459	8/6/2010	(349)
Credit Suisse Capital, LLC	RadioShack Corp.	2,850	55,389	8/6/2010	(930)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond Fund	24,100	919,838	8/6/2010	(821)
Credit Suisse Capital, LLC	Texas Instruments, Inc.	2,200	55,627	8/6/2010	6
Credit Suisse Capital, LLC	The Black & Decker Corp.	900	56,369	8/6/2010	(1,752)
Credit Suisse Capital, LLC	Unitedhealth Group, Inc.	1,850	54,276	8/6/2010	(1,242)
Credit Suisse Capital, LLC	WellPoint, Inc.	1,000	54,494	8/6/2010	(469)
		88,300	$4,901,489		$11,436

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2009 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 93.9%
MONEY MARKET FUNDS - 93.9%
5,811,094	Fidelity Institutional Government Portfolio, 0.07%	$5,811,094
5,811,094	Fidelity Institutional Money Market Portfolio, 0.22%	5,811,094
5,811,095	Goldman Sachs Financial Square Federal Fund, 0.02%	5,811,095
8,761,337	Goldman Sachs Financial Square Government Fund, 0.05%	8,761,337
5,811,095	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, 0.01%	5,811,095
	TOTAL SHORT TERM INVESTMENTS (Cost $32,005,715)	$32,005,715

	TOTAL INVESTMENTS (Cost $32,005,715) - 93.9%	$32,005,715
	Other Assets in Excess of Liabilities - 6.1%	2,108,456
	TOTAL NET ASSETS - 100.0%	$34,114,171

Percentages are stated as a percent of net assets.

VALUATION MEASUREMENTS

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2009:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 5,791,638	$ -	$ -	$ 5,791,638
Other Financial Instruments*	$ -	$ (271,955)	$ -	$ (271,955)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 5,875,744	$ -	$ -	$ 5,875,744
Other Financial Instruments*	$ -	$ (86,858)	$ -	$ (86,858)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 26,115,184	$ -	$ -	$ 26,115,184
Other Financial Instruments*	$ -	$ 821,466	$ -	$ 821,466

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 18,824,058	$ -	$ -	$ 18,824,058
Other Financial Instruments*	$ -	$ (524,179)	$ -	$ (524,179)

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 118,290,800	$ -	$ -	$118,290,800
Other Financial Instruments*	$ (16,028)	$ 477,724	$ -	$ 461,696

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 14,156,458	$ -	$ -	$ 14,156,458
Other Financial Instruments*	$ (2,504)	$ (190,571)	$ -	$ (193,075)

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 25,891,414	$ -	$ -	$ 25,891,414
Other Financial Instruments*	$ -	$ (99,004)	$ -	$ (99,004)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 35,831,738	$ -	$ -	$ 35,831,738
Other Financial Instruments*	$ -	$ (690,308)	$ -	$ (690,308)

Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 3,687,062	$ -	$ -	$ 3,687,062
Other Financial Instruments*	$ -	$ (487,150)	$ -	$ (487,150)

Direxion Monthly Developed Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 6,059,577	$ -	$ -	$ 6,059,577
Other Financial Instruments*	$ -	$ (112,346)	$ -	$ (112,346)

Direxion Monthly Developed Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 817,821	$ -	$ -	$ 817,821
Other Financial Instruments*	$ -	$ 20,631	$ -	$ 20,631

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 10,040,588	$ -	$ -	$ 10,040,588
Other Financial Instruments*	$ -	$ (1,149,174)	$ -	$ (1,149,174)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 32,005,715	$ -	$ -	$ 32,005,715

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 52,505,534	$ -	$ -	$ 52,505,534
Short-Term Investments	$ 2,408,479	$ -	$ -	$ 2,408,479

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$ 28,814,082	$ -	$ -	$ 28,814,082
Investment Companies	$ 7,484,679	$ -	$ -	$ 7,484,679
Short-Term Investments	$ 2,278,944	$ -	$ -	$ 2,278,944
Other Financial Instruments*	$ 87,158	$ -	$ -	$ 87,158

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$ 1,084	$ -	$ -	$ 1,084
Investment Companies	$ 53,958,433	$ -	$ -	$ 53,958,433
Short-Term Investments	$ 552,633	$ -	$ -	$ 552,633

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 17,094,874	$ -	$ -	$ 17,094,874
Short-Term Investments	$ 5,425,276	$ -	$ -	$ 5,425,276
Other Financial Instruments*	$ 4,178	$ -	$ -	$ 4,178

HCM Freedom Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 26,257,637	$ -	$ -	$ 26,257,637
Short-Term Investments	$ 463,341	$ -	$ -	$ 463,341

PSI Core Strength Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 22,074,858	$ -	$ -	$ 22,074,858
Short-Term Investments	$ 10,137,433	$ -	$ -	$ 10,137,433

PSI Macro Trends Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 22,392,414	$ -	$ -	$ 22,392,414
Short-Term Investments	$ 5,237,383	$ -	$ -	$ 5,237,383
Other Financial Instruments*	$ 235,401	$ 961,000	$ -	$ 1,196,401

PSI Total Return Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 19,137,285	$ -	$ -	$ 19,137,285
Short-Term Investments	$ 10,157,734	$ -	$ -	$ 10,157,734
Other Financial Instruments*	$ -	$ 252,251	$ -	$ 252,251

Spectrum Select Alternative Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 28,527,233	$ -	$ -	$ 28,527,233
Short-Term Investments	$ 2,893,813	$ -	$ -	$ 2,893,813
Other Financial Instruments*	$ -	$ 11,436	$ -	$ 11,436

Spectrum Global Perspective Fund
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 38,326,613	$ -	$ -	$ 38,326,613
Short-Term Investments	$ 17,601,103	$ -	$ -	$ 17,601,103

Spectrum Equity Opportunity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities**	$ 646,346	$ -	$ -	$ 646,346
Investment Companies	$ 4,055,597	$ -	$ -	$ 4,055,597
Short-Term Investments	$ 7,453,051	$ -	$ -	$ 7,453,051
Other Financial Instruments*	$ (94,106)	$ -	$ -	$ (94,106)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

** For further information regarding industry classification, see the Schedule of Investments.

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Dynamic HY Bond Fund
Cost of investments	$5,791,638	$5,875,744	$118,290,800
Gross unrealized appreciation	$20,107	$99,038	$167,850
Gross unrealized depreciation	$(20,107)	$(99,038)	$(167,850)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	HY Bear Fund	Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund
Cost of investments	$14,156,458	$26,115,184	$18,824,058
Gross unrealized appreciation	$14,197	$872,156	$0
Gross unrealized depreciation	$(14,197)	$(872,156)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	HCM Freedom Fund	Direxion Monthly Commodity Bull 2X Fund	U.S. Government Money Market Fund
Cost of investments	$25,043,796	$25,891,414	$32,005,715
Gross unrealized appreciation	$1,687,146	$24,303	$0
Gross unrealized depreciation	$(9,964)	$(24,303)	$(0)
Net unrealized appreciation/(depreciation)	$1,677,182	$0	$0

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund	Direxion Monthly Developed Markets Bull 2X Fund
Cost of investments	$35,831,738	$3,687,062	$6,059,577
Gross unrealized appreciation	$17,561	$34,495	$21,988
Gross unrealized depreciation	$(17,561)	$(34,495)	$(21,988)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly Developed Markets Bear 2X Fund	Spectrum Select Alternative Fund	Spectrum Global Perspective Fund
Cost of investments	$817,821	$28,748,217	$56,254,664
Gross unrealized appreciation	$31,503	$2,850,188	$2,513,206
Gross unrealized depreciation	$(31,503)	$(177,359)	$(2,840,154)
Net unrealized appreciation/(depreciation)	$0	$2,672,829	$(326,948)

	Spectrum Equity Opportunity Fund	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Cost of investments	$11,673,009	$53,028,858	$39,519,951
Gross unrealized appreciation	$543,707	$3,272,849	$1,768,628
Gross unrealized depreciation	$(61,722)	$(1,387,694)	$(2,710,874)
Net unrealized appreciation/(depreciation)	$481,985	$1,885,155	$(942,246)

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund	PSI Core Strength Fund
Cost of investments	$54,432,736	$21,988,606	$32,366,241
Gross unrealized appreciation	$1,472,349	$819,285	$1,333,031
Gross unrealized depreciation	$(1,392,935)	$(287,741)	$(1,486,981)
Net unrealized appreciation/(depreciation)	$79,414	$531,544	$(153,950)

	PSI Macro Trends Fund	PSI Total Return Fund	Direxion Monthly China Bull 2X Fund
Cost of investments	$25,441,577	$29,054,871	$10,040,588
Gross unrealized appreciation	$4,758,915	$543,549	$1,139
Gross unrealized depreciation	$(2,570,695)	$(303,401)	$(1,139)
Net unrealized appreciation/(depreciation)	$2,188,220	$240,148	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds
By (Signature and Title)     /s/ Daniel D. O’Neill
                                                     Daniel D. O’Neill, President

Date      1/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Daniel D. O’Neill
                                                    Daniel D. O’Neill, President

Date     1/25/2010

By (Signature and Title)    /s/ Guy F. Talarico
                                                    Guy F. Talarico, Principal Financial Officer

Date     1/26/2010